--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          Tax-Managed U.S. Marketwide
                               Value Portfolio II

                               Semi-Annual Report

                           Period Ending May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statement of Changes in Net Assets..................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S. MARKETWIDE
 VALUE SERIES
    Schedule of Investments.............................................    7-11
    Statement of Assets and Liabilities.................................      12
    Statement of Operations.............................................      13
    Statement of Changes in Net Assets..................................      14
    Financial Highlights................................................      15
    Notes to Financial Statements.......................................   16-17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company (Cost $14,545)++ at Value......................................................  $    16,895
Receivable for Fund Share Sold...........................................................            9
Prepaid Expenses and Other Assets........................................................            8
                                                                                           -----------
    Total Assets.........................................................................       16,912
                                                                                           -----------

LIABILITIES:
Payable for Fund Share Redeemed..........................................................            5
Payable for Investment Securities Purchased..............................................            4
                                                                                           -----------
    Total Liabilities....................................................................            9
                                                                                           -----------

NET ASSETS...............................................................................  $    16,903
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    1,440,557
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     11.73
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    14,563
Undistributed Net Investment Income......................................................           42
Accumulated Net Realized Loss............................................................          (52)
Unrealized Appreciation of Investment Securities.........................................        2,350
                                                                                           -----------

Total Net Assets.........................................................................  $    16,903
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for Federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                        FOR THE PERIOD DECEMBER 16, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income Received from The DFA Investment Trust Company.................  $      98
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         --
    Accounting & Transfer Agent Fees.....................................................         23
    Organization Costs...................................................................         28
    Legal Fees...........................................................................         --
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         --
    Shareholders' Reports................................................................          2
    Directors' Fees and Expenses.........................................................         --
    Other................................................................................          2
                                                                                           ---------
        Total Expenses...................................................................         56
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         42
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................        (52)

Change in Unrealized Appreciation of Investment Securities...............................      2,350
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      2,298
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   2,340
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE PERIOD DECEMBER 16, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................................  $      42
    Net Realized Loss on Investment Securities...........................................        (52)
    Change in Unrealized Appreciation of Investment Securities...........................      2,350
                                                                                           ---------
        Net Increase in Net Assets Resulting from Operations.............................      2,340
                                                                                           ---------

Distributions From:
    Net Investment Income................................................................         --
    Net Realized Gains...................................................................         --
                                                                                           ---------
        Total Distributions..............................................................         --
                                                                                           ---------
Capital Share Transactions (1):
    Shares Issued........................................................................     16,255
    Shares Issued in Lieu of Cash Distributions..........................................         --
    Shares Redeemed......................................................................     (1,692)
                                                                                           ---------
        Net Increase From Capital Share Transactions.....................................     14,563
                                                                                           ---------
        Total Increase...................................................................     16,903
NET ASSETS
    Beginning of Period..................................................................         --
                                                                                           ---------
    End of Period........................................................................  $  16,903
                                                                                           ---------
                                                                                           ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................................      1,602
    Shares Issued in Lieu of Cash Distributions..........................................         --
    Shares Redeemed......................................................................       (161)
                                                                                           ---------
                                                                                               1,441
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                        FOR THE PERIOD DECEMBER 16, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Net Asset Value, Beginning of Period...................      $   10.00
                                                             ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................           0.03
  Net Gains on Securities (Realized and Unrealized)....           1.70
                                                             ---------
  Total from Investment Operations.....................           1.73
                                                             ---------
Net Asset Value, End of Period.........................      $   11.73
                                                             ---------
                                                             ---------
Total Return...........................................          17.30%#

Net Assets, End of Period (thousands)..................      $  16,903
Ratio of Expenses to Average Net Assets................           0.86%*(a)
Ratio of Net Investment Income to Average Net Assets...           0.71%*(a)
Portfolio Turnover Rate................................            N/A
Portfolio Turnover Rate of Master Fund Series..........           4.77%*

--------------

*   Annualized

#   Non-Annualized

N/A Refer to the Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 24% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended May 31, 1999, the Portfolio did not pay an administration fee.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   2,806
Gross Unrealized Depreciation............................       (456)
                                                           ---------
Net......................................................  $   2,350
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ending May 31, 1999.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.3%)
 AAR Corp..............................................        4,000   $     79,000
 *ACX Technologies, Inc................................        3,600         44,775
 AK Steel Holding Corp.................................        4,700        112,800
 *AMR Corp.............................................       26,900      1,750,181
 AVX Corp..............................................        7,000        143,062
 *Acceptance Insurance Companies, Inc..................        1,100         17,256
 *Advanced Micro Devices, Inc..........................       15,900        294,150
 #Advanta Corp. Class A................................        1,000         17,344
 Advanta Corp. Class B Non-Voting......................        1,000         14,031
 Aetna, Inc............................................       16,800      1,525,650
 Agco Corp.............................................        5,000         58,125
 *Airgas, Inc..........................................        7,400         84,637
 *Alaska Air Group, Inc................................        3,000        124,500
 Albemarle Corp........................................        3,600         80,775
 Alexander & Baldwin, Inc..............................        9,400        212,675
 *Allegheny Corp.......................................          612        110,772
 *Allen Telecom, Inc...................................        1,900         19,831
 Alliance Bancorp......................................        1,100         26,847
 Alliant Energy Corp...................................        9,700        292,819
 Amcol International Corp..............................        1,900         26,956
 Amerada Hess Corp.....................................        9,200        551,425
 *Amerco, Inc..........................................        3,000         74,250
 *America West Holdings Corp. Class B..................        2,575         50,212
 American Annuity Group, Inc...........................        5,600        131,600
 American Financial Group, Inc.........................        7,700        259,875
 *American Freightways Corp............................        1,800         31,556
 *American Greetings Corp. Class A.....................        7,900        226,137
 *American Oncology Resources, Inc.....................        3,000         30,469
 Amerus Life Holdings, Inc. Class A....................        3,000         77,437
 *Amresco, Inc.........................................        4,100         27,931
 *Anicom, Inc..........................................        5,000         46,094
 *Anixter International, Inc...........................        3,400         60,137
 Apache Corp...........................................        9,800        352,800
 *Applied Graphics Technologies, Inc...................        3,000         32,531
 Applied Industrial Technologies, Inc..................        2,700         45,731
 *#Arcadia Financial, Ltd..............................        4,700         34,956
 Arch Coal, Inc........................................        3,500         51,187
 Archer-Daniels Midland Co.............................       70,900      1,063,500
 Arctic Cat, Inc.......................................        3,000         25,125
 Argonaut Group, Inc...................................        2,800         75,075
 *Armco, Inc...........................................       10,800         69,525
 Arnold Industries, Inc................................        1,400         23,187
 *Arrow Electronics, Inc...............................       11,300        196,337
 Asarco, Inc...........................................        5,200         83,525
 *Ascent Entertainment Group, Inc......................        1,600         18,300
 Avado Brands, Inc.....................................        3,500         31,773
 Avnet, Inc............................................        4,000        174,250
 *Aztar Corp...........................................        5,400         36,450
 *BJ Services, Co......................................        6,500        179,156
 Baldwin & Lyons, Inc. Class B.........................          900         18,816
 *BancTec, Inc.........................................        1,600         25,800
 Bandag, Inc...........................................        1,000         34,437
 Bandag, Inc...........................................        1,200         34,350
 BankAtlantic Bancorp, Inc. Class B....................        1,000          7,969

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Banta Corp............................................        3,000   $     73,500
 *Barrett Resources Corp...............................        3,000        101,437
 Bassett Furniture Industries, Inc.....................        1,500         35,672
 Battle Mountain Gold Co...............................       10,900         26,569
 Bay View Capital Corp.................................        2,600         46,800
 Bear Stearns Companies, Inc...........................       10,545        467,934
 *Belco Oil & Gas Corp.................................        3,500         27,781
 Belo (A.H.) Corp. Class A.............................       10,100        222,831
 *Bergen Brunswig Corp. Class A........................        2,365         52,030
 Berkley (W.R.) Corp...................................        2,500         63,750
 *Berlitz International, Inc...........................        1,000         21,312
 *Bethlehem Steel Corp.................................       15,900        132,169
 *Beverly Enterprises..................................        8,800         63,800
 *Bio-Rad Laboratories, Inc. Class A...................        1,000         28,187
 Block Drug Co., Inc. Class A..........................        1,200         44,550
 Boise Cascade Corp....................................        5,300        210,012
 *Boise Cascade Office Products Corp...................        3,900         46,556
 Bowater, Inc..........................................        3,800        195,700
 Bowne & Co., Inc......................................        3,000         50,250
 *Boyd Gaming Corp.....................................        4,500         26,719
 *Brown (Tom), Inc.....................................        3,700         47,984
 Brown Shoe Company, Inc...............................        1,300         24,700
 Brunswick Corp........................................       10,900        261,600
 Brush Wellman, Inc....................................        1,500         25,406
 *Budget Group, Inc....................................        3,100         41,462
 *Buffets, Inc.........................................        3,900         40,950
 Burlington Coat Factory Warehouse Corp................        4,000         67,500
 *Burlington Industries, Inc...........................        5,200         51,025
 Burlington Northern Santa Fe Corp.....................       66,000      2,046,000
 *CBRL Group, Inc......................................        6,400        110,600
 *CNA Financial Corp...................................       21,900        951,281
 CSX Corp..............................................       25,800      1,210,987
 *Cabletron Systems, Inc...............................       17,300        257,337
 Calgon Carbon Corp....................................        4,100         23,319
 Capital Re Corp.......................................        3,900         63,619
 *#Caribiner International, Inc........................        1,600          8,600
 *Carmike Cinemas, Inc. Class A........................        1,000         17,562
 Carpenter Technology Corp.............................        2,700         76,950
 Carter-Wallace, Inc...................................        2,400         43,350
 Case Corp.............................................        8,600        404,200
 *Castle & Cooke, Inc..................................        2,300         35,937
 Cato Corp. Class A....................................        1,400         18,419
 *Central Garden & Pet Co..............................        3,700         50,297
 Champion International Corp...........................       10,700        548,375
 *Charming Shoppes, Inc................................       11,600         58,544
 Chartwell Re Corp.....................................        1,000         15,687
 *Checkpoint System, Inc...............................        2,700         24,637
 Chemed Corp...........................................        1,000         32,437
 Chesapeake Corp.......................................        2,500         90,156
 Chiquita Brands International, Inc....................        8,800         70,950
 *Chris-Craft Industries, Inc..........................        2,957        136,392
 Cincinnati Financial Corp.............................       19,800        816,131
 Circle International, Inc.............................        1,200         24,600
 *Circus Circus Enterprises, Inc.......................        8,400        177,450
 *Citation Corp........................................        1,200         16,012
 Cleveland Cliffs, Inc.................................        1,000         37,000

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Coherent, Inc........................................        3,000   $     48,562
 Columbus McKinnon Corp................................        1,000         24,969
 *Commerce Group, Inc..................................        3,800         88,112
 Commercial Metals Co..................................        1,400         32,812
 Commonwealth Bancorp, Inc.............................        2,000         32,437
 *Compucom Systems, Inc................................        3,800         15,319
 *CompUSA, Inc.........................................        9,600         77,400
 *Consolidated Freightways Corp........................        1,200         15,975
 Consolidated Papers, Inc..............................        8,000        222,000
 *#ContiFinancial Corp.................................        5,900         42,037
 *Corn Products International, Inc.....................        4,400        129,800
 *Corporate Express, Inc...............................       10,800         70,706
 *Cort Business Services Corp..........................        1,000         24,187
 Countrywide Credit Industries, Inc....................       10,100        415,362
 *Coventry Health Care, Inc............................        5,000         66,562
 *#Credit Acceptance Corp..............................        4,600         27,456
 Cross Timbers Oil Co..................................        4,200         45,412
 Crown Cork & Seal Co., Inc............................       11,000        345,125
 #Cummins Engine Co., Inc..............................        4,700        237,937
 *Cypress Semiconductor Corp...........................        9,100        101,237
 Cyprus Amax Minerals Co., Inc.........................       11,100        139,444
 *DVI, Inc.............................................        1,000         15,562
 Dain Rauscher Corp....................................        1,000         52,062
 Daniel Industries, Inc................................        1,000         21,000
 *Delphi Automotive Systems Corp.......................       24,812        486,936
 *Delphi Financial Group, Inc. Class A.................        1,632         56,610
 Deltic Timber Corp....................................        1,000         24,875
 Detroit Diesel Corp...................................        1,700         42,181
 Devon Energy Corp.....................................        2,400         83,400
 Dillards, Inc. Class A................................       11,800        414,475
 Dime Community Bancorp, Inc...........................        1,000         22,156
 Dimon, Inc............................................        6,400         33,600
 *Discount Auto Parts, Inc.............................          300          7,425
 Downey Financial Corp.................................        2,500         55,000
 *Dress Barn, Inc......................................        1,500         22,078
 *Dura Automotive Systems, Inc.........................          349         10,339
 ENSCO International, Inc..............................       12,800        227,200
 *Eagle Geophysical, Inc...............................          115            385
 Earthgrains Co........................................        5,500        128,906
 *Electro Rent Corp....................................          800         10,075
 *Electroglas, Inc.....................................        1,600         22,800
 Energen Corp..........................................        2,800         53,550
 Enesco Group, Inc.....................................        3,000         68,812
 Enhance Financial Services Group, Inc.................        4,600         89,987
 Enron Oil & Gas Corp..................................       11,800        224,937
 *Enserch Exploration Corp.............................        3,200         21,800
 *Esterline Technologies Corp..........................        3,000         44,812
 Ethyl Corp............................................        8,800         44,000
 *Evans & Sutherland Computer Corp.....................        1,000         15,781
 Everest Reinsurance Holdings, Inc.....................        6,800        223,550
 Exide Corp............................................        1,600         25,000
 *Extended Stay America, Inc...........................       11,400        121,125
 FBL Financial Group, Inc. Class A.....................        3,000         60,187
 *FSI International, Inc...............................        1,200          9,750
 *Fairchild Corp. Class A..............................        1,946         29,068
 *Federated Department Stores, Inc.....................       21,500      1,171,750
 *Finish Line, Inc. Class A............................        1,000         12,250
 First Citizens Bancshares, Inc. NC....................          600         48,994
 *First Republic Bank..................................        1,000         26,125
 First Washington Bancorp, Inc.........................        1,000         20,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *FirstFed Financial Corp. DE..........................        3,000   $     56,625
 Fleming Companies, Inc................................        4,400         45,375
 Florida East Coast Industries, Inc....................        3,900        136,500
 *Florida Panthers Holdings, Inc. Class A..............        3,700         40,237
 *Fluor Corp...........................................        3,400        126,650
 *Forest Oil Corp......................................        3,100         32,744
 Fortune Brands, Inc...................................       17,000        694,875
 Foster Wheeler Corp...................................        4,300         59,125
 *Foundation Health Systems, Inc.......................       10,500        187,687
 *Franklin Covey Co....................................        1,200         11,700
 *Fritz Companies, Inc.................................        3,000         32,625
 Frontier Insurance Group, Inc.........................        3,000         51,562
 *Fruit of The Loom, Inc. Class A......................        6,900         71,156
 *Fund American Enterprises Holdings, Inc..............        1,000        149,000
 *General Cigar Holdings, Inc. Class A.................        1,000          8,000
 *General Communications, Inc. Class A.................        5,700         28,322
 General Motors Corp...................................       35,500      2,449,500
 *General Motors Corp. Class H.........................       12,600        691,425
 *Genesis Health Ventures, Inc.........................        2,600         11,537
 Georgia-Pacific Corp..................................        6,600        570,487
 Glatfelter (P.H.) Co..................................        4,200         55,912
 *Glenayre Technologies, Inc...........................        5,700         20,484
 *Golden State Bancorp, Inc............................        4,600        112,987
 #Goodrich (B.F.) Co...................................        6,000        243,000
 Grand Premier Financial, Inc..........................          400          4,737
 Great Atlantic & Pacific Tea Co., Inc.................        4,500        147,375
 *Grey Wolf, Inc.......................................       18,200         37,537
 *Griffon Corp.........................................        2,100         16,800
 Guilford Mills, Inc...................................        1,600         16,000
 *Gymboree Corp........................................        3,000         36,656
 *HS Resources, Inc....................................        2,000         24,000
 Harbor Florida Bancshares, Inc........................        3,000         35,906
 Hardinge Brothers, Inc................................        1,000         17,406
 Harleysville Group, Inc...............................        2,200         42,625
 Harman International Industries, Inc..................        1,400         62,125
 Harnischfeger Industries, Inc.........................        3,600         25,875
 *Harris Corp..........................................        4,100        155,031
 Harsco Corp...........................................        2,000         65,250
 *Healthsouth Corp.....................................       43,900        587,162
 Heilig-Meyers Co......................................        5,100         35,381
 *Helmerich & Payne, Inc...............................        5,900        137,544
 *Hexcel Corp..........................................        3,000         32,062
 Hilton Hotels Corp....................................       31,300        430,375
 *Hollywood Park, Inc..................................        2,800         40,425
 *#Homebase, Inc.......................................        2,900         16,494
 Host Marriott Corp....................................        7,100         88,750
 *Houston Exploration Co...............................        5,000         94,062
 Hughes Supply, Inc....................................        2,300         61,956
 *Humana, Inc..........................................       18,200        228,638
 Hunt (J.B.) Transport Services, Inc...................        4,100         69,444
 *Hypercom Corp........................................        3,600         25,425
 *IBP, Inc.............................................        8,500        182,219
 IMC Global, Inc.......................................       13,600        284,750
 IMCO Recycling, Inc...................................        1,000         16,750
 Ikon Office Solutions, Inc............................       17,600        245,300
 *#Imation Corp........................................        4,300        101,050
 *Imperial Credit Industries, Inc......................        4,200         34,913
 Imperial Sugar Co.....................................        2,200         13,338

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Inacom Corp..........................................        1,600   $     17,700
 *Information Resources, Inc...........................        2,500         21,328
 Ingles Market, Inc. Class A...........................        1,400         16,931
 *Ingram Micro, Inc....................................        3,800        110,200
 *Input/Output, Inc....................................        4,300         36,550
 Interface, Inc. Class A...............................        4,000         31,250
 *Intergraph Corp......................................        6,100         48,609
 *Interim Services, Inc................................        4,800        104,700
 International Paper Co................................       32,500      1,625,000
 *International Rectifier Corp.........................        4,400         47,850
 Interpool, Inc........................................        2,500         31,406
 *Ionics, Inc..........................................        1,200         37,575
 JSB Financial, Inc....................................        1,000         51,250
 *#Just for Feet, Inc..................................        3,800         28,856
 Justin Industries, Inc................................        3,400         45,156
 *K Mart Corp..........................................       40,800        627,300
 *Kaiser Aluminum Corp.................................        6,600         57,750
 Kaman Corp. Class A...................................        3,000         39,938
 Kellwood Co...........................................        1,700         40,375
 *Kemet Corp...........................................        5,100         81,919
 Kennametal, Inc.......................................        2,600         73,938
 *Kent Electronics Corp................................        1,700         22,206
 Kerr-McGee Corp.......................................        4,700        218,550
 *Komag, Inc...........................................        5,100         19,284
 LNR Property Corp.....................................        3,400         68,000
 LTV Corp..............................................       10,000         61,250
 *Lafarge Corp.........................................        7,100        237,406
 *Lam Research Corp....................................        3,000         83,156
 Landamerica Financial Group, Inc......................        3,000         86,063
 *Landrys Seafood Restaurants, Inc.....................        3,600         33,300
 Lehman Brothers Holdings, Inc.........................        9,800        535,325
 Liberty Corp..........................................        1,000         51,688
 Liberty Financial Companies, Inc......................        7,000        182,875
 Life USA Holdings, Inc................................        1,900         37,941
 *Loews Cineplex Entertainment Corp....................        7,100         67,894
 Loews Corp............................................        1,000         81,313
 *Lone Star Steakhouse Saloon..........................        4,600         46,719
 *Lone Star Technologies, Inc..........................        3,000         46,688
 Longview Fibre Co.....................................        5,900         80,019
 *Louis Dreyfus Natural Gas Corp.......................        3,700         72,150
 *Lubrizol Corp........................................        4,900        134,750
 *Lyondell Chemical Co.................................        8,200        156,313
 M.A. Hanna Co.........................................        5,500         81,125
 MDC Holdings, Inc.....................................        3,000         59,250
 *#MEMC Electronic Materials, Inc......................        3,200         26,400
 *MGM Grand, Inc.......................................        2,000         84,000
 MMI Companies, Inc....................................        2,000         34,500
 *MS Carriers, Inc.....................................        1,000         31,813
 *Magnetek, Inc........................................        2,000         20,250
 *Mallon Resources Corp................................        1,000          8,750
 Marcus Corp...........................................        1,500         18,844
 *Marine Drilling Companies, Inc.......................        4,200         60,375
 Mark IV Industries, Inc...............................        5,800        107,300
 *Marshall Industries..................................        1,200         21,150
 *Maxxam, Inc..........................................          500         30,625
 *Maxxim Medical, Inc..................................        3,000         47,625
 Mead Corp.............................................        9,000        336,375
 *Medaphis Corp........................................        6,000         29,813
 *Metals USA, Inc......................................        6,000         69,000
 *Metrocall, Inc.......................................        2,800          8,181
 *Metromedia International Group, Inc..................        3,100         25,769
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Michael Foods, Inc....................................        1,000   $     23,438
 *Michaels Stores, Inc.................................        4,200        112,613
 Midland Co............................................        1,000         24,500
 Mikasa, Inc...........................................        1,000         11,125
 Milacron, Inc.........................................        1,100         23,444
 Millennium Chemicals, Inc.............................        8,900        221,944
 *Miller Industries, Inc...............................        5,900         28,394
 Mine Safety Appliances Co.............................        1,000         63,188
 Mississippi Chemical Corp.............................        2,000         19,250
 Mitchell Energy & Development Corp. Class A...........        2,000         32,000
 Mitchell Energy & Development Corp. Class B...........        2,500         40,313
 Murphy Oil Corp.......................................        3,600        176,625
 NAC RE Corp...........................................        2,000        109,125
 NCH Corp..............................................          600         32,925
 Nacco Industries, Inc. Class A........................        1,000         74,625
 National Presto Industries, Inc.......................        1,000         37,313
 *National Semiconductor Corp..........................       21,500        416,563
 National Steel Corp. Class B..........................        2,700         20,588
 *Network Equipment Technologies, Inc..................        1,600         16,600
 *Newpark Resources, Inc...............................        5,500         49,500
 *Nine West Group......................................        2,700         74,925
 Noble Affiliates, Inc.................................        6,000        159,000
 *Noble Drilling Corp..................................       11,700        212,063
 Norfolk Southern Corp.................................       38,800      1,270,700
 *Nuevo Energy Co......................................        2,100         32,025
 *O'Sullivan Industries Holdings, Inc..................        1,500         24,938
 Oakwood Homes Corp....................................        6,100         76,250
 Ocean Financial Corp..................................        1,600         28,050
 *Oceaneering International, Inc.......................        1,500         23,156
 *Ocwen Financial Corp.................................        7,200         62,550
 *Officemax, Inc.......................................       13,500        155,250
 *Offshore Logistics, Inc..............................        2,600         29,331
 Ogden Corp............................................        5,100        127,181
 #Ohio Casualty Corp...................................        3,800        144,519
 Old Republic International Corp.......................       15,700        285,544
 *Olin Corp............................................        3,800         50,350
 Olsten Corp...........................................        8,200         72,775
 *On Command Corp......................................        1,600         22,350
 Oregon Steel Mills, Inc...............................        1,400         19,163
 Orion Capital Corp....................................        3,100         90,481
 *Ortel Corp...........................................        3,000         32,250
 Overseas Shipholding Group, Inc.......................        3,300         41,250
 *Owens-Illinois, Inc..................................       15,600        475,800
 Oxford Industries, Inc................................        1,000         27,750
 PMI Group, Inc........................................        2,700        157,950
 PXRE Corp.............................................        1,000         18,625
 Park Electrochemical Corp.............................        1,000         23,938
 *Park Place Entertainment Corp........................       19,900        208,950
 *Parker Drilling Co...................................        9,900         30,938
 *Paxson Communications Corp...........................        6,600         85,388
 *Paymentech, Inc......................................        2,000         50,125
 Penney (J.C.) Co., Inc................................       26,200      1,354,213
 Peoples Bancor........................................        4,900         50,991
 #Pep Boys - Manny, Moe & Jack.........................        6,100        115,138
 *Perrigo Co...........................................        5,600         51,275
 *Personnel Group of America, Inc......................        3,000         34,125
 *Petco Animal Supplies, Inc...........................        1,800         25,369
 #Phelps Dodge Corp....................................        6,400        331,600

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Phillips-Van Heusen Corp..............................        3,600   $     31,500
 *Phycor, Inc..........................................        8,600         60,334
 *Physician Reliance Network, Inc......................        5,200         48,588
 *Picturetel Corp......................................        2,500         22,109
 Pillowtex Corp........................................        2,000         32,500
 Pioneer Natural Resources Co..........................       11,000        119,625
 Pioneer Standard Electronics, Inc.....................        3,300         32,278
 *#Planet Hollywood, Inc...............................        6,700          5,863
 *Polymer Group, Inc...................................        3,700         45,325
 *Pool Energy Services Co..............................        1,100         18,391
 Potlatch Corp.........................................        3,200        126,000
 Presidential Life Corp................................        3,600         66,038
 *Price Communications Corp............................        4,062         57,884
 *Pride International, Inc.............................        6,500         67,844
 *Primark Corp.........................................        1,700         46,006
 *Prime Hospitality Corp...............................        6,600         68,888
 *Protection One, Inc..................................       10,800         59,400
 *Pulte Corp...........................................        3,800         90,488
 Quanex Corp...........................................        1,000         26,125
 *Quest Diagnostics, Inc...............................        3,600         92,025
 Questar Corp..........................................        8,200        156,313
 *Quorum Health Group, Inc.............................        8,300        104,009
 *R & B Falcon Corp....................................       20,300        187,775
 RJR Nabisco Holdings Corp.............................       38,700      1,197,281
 RLI Corp..............................................        1,000         37,188
 *#RTI International Metals, Inc.......................        2,100         27,956
 *Read-Rite Corp.......................................        2,200         14,438
 *Red Roof Inns, Inc...................................        3,200         57,600
 Reliance Bancorp, Inc.................................        1,000         27,969
 *Reliance Group Holdings, Inc.........................       13,800        137,138
 *Rental Service Corp..................................        3,000         71,625
 *Republic Bankshares, Inc.............................        1,000         19,188
 Resource America, Inc.................................        1,000         14,406
 Resource Bancshares Mortgage Group, Inc...............        2,500         26,016
 Reynolds Metals Co....................................        6,600        351,038
 Riggs National Corp...................................        2,300         38,166
 Roadway Express, Inc..................................        3,000         57,938
 Rock-Tenn Co. Class A.................................        2,800         42,350
 Rollins Truck Leasing Corp............................        7,400         80,475
 Rouge Industries, Inc. Class A........................        1,000          8,750
 *Rowan Companies, Inc.................................        9,600        162,000
 Russ Berrie & Co., Inc................................        1,700         43,669
 Russell Corp..........................................        3,900         91,406
 Ryder System, Inc.....................................        8,700        208,800
 Ryland Group, Inc.....................................        2,100         58,406
 SCPIE Holdings, Inc...................................        1,000         28,500
 Safeco Corp...........................................       16,200        712,294
 Saint Paul Companies, Inc.............................       27,300        970,856
 *Santa Fe Snyder Corp.................................        9,000         76,500
 Schulman (A.), Inc....................................        2,100         35,044
 Schweitzer-Maudoit Int'l, Inc.........................          300          4,594
 Scotsman Industries, Inc..............................        1,000         20,563
 *Seacor Smit, Inc.....................................        1,000         49,625
 *Seitel, Inc..........................................        1,800         28,463
 Selective Insurance Group, Inc........................        3,200         60,000
 *Sensormatic Electronics Corp.........................        8,700        116,363
 *Sequa Corp. Class A..................................        1,000         57,875
 *Sequent Computer Systems, Inc........................        3,800         49,638
 Service Corp. International...........................       27,500        527,656
 *Service Experts, Inc.................................        3,000         55,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Sierra Health Services, Inc..........................        3,000   $     45,750
 *Silicon Valley Group, Inc............................        3,800         52,488
 Smart & Final Food, Inc...............................        2,200         21,038
 Smith (A.O.) Corp.....................................        3,000         73,125
 Smith (A.O.) Corp. Convertible Class A................        1,000         24,250
 *Sola International, Inc..............................        1,900         31,706
 South Jersey Industries, Inc..........................          900         25,200
 *SpeedFam-IPEC, Inc...................................        1,200         15,675
 *Spiegel, Inc. Class A Non-Voting.....................        1,100          8,078
 *Sports Authority, Inc................................        3,300         16,500
 Springs Industries, Inc. Class A......................        1,000         39,625
 Standard Pacific Corp. DE.............................        3,400         44,625
 Standard Products Co..................................        1,700         37,931
 *Starwood Hotels and Resorts Worldwide, Inc...........        8,000        262,000
 Stewart & Stevenson Services, Inc.....................        2,100         23,297
 Stewart Information Services Corp.....................        2,000         38,875
 Stone & Webster, Inc..................................        1,000         24,500
 *#Sunbeam Corp........................................       11,700         82,631
 *Sunrise Medical, Inc.................................        1,500         12,469
 *Tech Data Corp.......................................        5,400        198,619
 Tecumseh Products Co. Class A.........................        2,000        131,500
 *Tecumseh Products Co. Class B........................        1,000         59,938
 Tektronix, Inc........................................        3,400         78,838
 Telephone & Data Systems, Inc.........................        4,100        275,725
 Telxon Corp...........................................        1,100         11,516
 Temple-Inland, Inc....................................        4,200        281,400
 *Tenneco, Inc.........................................       19,300        449,931
 Terra Industries, Inc.................................        6,700         26,381
 *Tesoro Petroleum Corp................................        4,000         47,250
 Texas Industries, Inc.................................        2,600         94,575
 *Thermedics, Inc......................................        3,600         31,050
 *#Thermo Bioanalysis Corp.............................        1,000         18,250
 *Thermo Ecotek Corp...................................        1,000         10,625
 *Thermo Optek Corp....................................        1,600         16,400
 *Thermo-Electron Corp.................................       17,900        342,338
 *ThermoQuest Corp.....................................        4,100         52,275
 Tidewater, Inc........................................        6,800        173,825
 Timken Co.............................................        7,700        158,331
 #Titanium Metals Corp.................................        3,200         22,400
 *Toys R Us, Inc.......................................       27,400        631,913
 Transamerica Corp.....................................        8,800        645,700
 Transocean Offshore, Inc..............................        9,100        224,088
 Travelers Property Casualty Corp......................        9,400        371,300
 *Trex Medical Corp....................................        3,000         19,313
 *Triumph Group........................................        1,500         45,938
 *Tuboscope Vetco International, Inc...................        4,500         60,188
 *U.S. Office Products, Co.............................        1,600          8,325
 *UMB Financial Corp...................................        2,100         89,119
 USX-Marathon Group, Inc...............................       30,500        913,094
 USX-US Steel Group....................................       10,000        269,375
 *Ultramar Diamond Shamrock Corp.......................       10,700        235,400
 *Unifi, Inc...........................................        6,600        108,900
 Unifirst Corp.........................................        1,000         18,000
 Union Pacific Corp....................................       29,500      1,683,344
 Union Pacific Resources Group, Inc....................       30,000        418,125
 Unisource Worldwide, Inc..............................        7,300         85,775
 *United States Home Corp..............................        2,000         69,000
 *Unitrin, Inc.........................................        5,400        189,338
 *Unova, Inc...........................................        7,500        108,750

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *VLSI Technology, Inc.................................        4,500   $     94,078
 *VWR Scientific Products Corp.........................        1,600         45,700
 Valero Energy Corp....................................        7,900        158,494
 Valhi, Inc............................................       13,500        159,469
 *Value City Department Stores, Inc....................        2,800         26,775
 *Venator Group, Inc...................................       14,800        161,875
 *Veritas DGC, Inc.....................................        3,000         54,750
 *Veterinary Centers of America, Inc...................          500          6,953
 Vintage Petroleum, Inc................................        6,100         68,625
 *Vishay Intertechnology, Inc..........................        7,200        149,850
 #WFS Financial, Inc...................................        3,000         35,250
 Wabash National Corp..................................        3,000         57,188
 *Wallace Computer Services, Inc.......................        1,900         43,581
 Watts Industries, Inc. Class A........................        2,300         38,956
 Webb (Del) Corp.......................................        3,000         67,500
 Wellman, Inc..........................................        3,700         50,413
 Wesco Financial Corp..................................        1,000        324,750
 Westcorp, Inc.........................................        3,000         27,938
 Westvaco Corp.........................................       11,100        317,044
 *Windmere Corp........................................        1,600         21,000
 *Wisconsin Central Transportation Corp................        5,400        106,988
 Witco Corp............................................        6,100        106,750
 *Wolverine Tube, Inc..................................        2,000         47,625
 Wolverine World Wide, Inc.............................        2,500         33,750
 *Woodward Governor Co.................................          400          9,988
 *World Color Press, Inc...............................        5,000        127,500
 Worthington Industries, Inc...........................       10,300        132,291
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Xtra Corp............................................        2,000   $     89,000
 Yankee Energy Systems, Inc............................        1,220         38,506
 *Yellow Corp..........................................        3,200         54,400
 Zenith National Insurance Corp........................        2,300         52,325
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $59,800,220)...................................                  68,243,461
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
    Repurchase Agreement, PNC Capital Markets Inc.
      4.60%, 06/01/99 (Collateralized by U.S. Treasury
      Notes 6.25%, 01/31/02, valued at $2,649,600) to
      be repurchased at $2,606,331.
      (Cost $2,605,000)................................  $     2,605      2,605,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $62,405,220)++.................................                $ 70,848,461
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................................................  $  70,848
Collateral for Securities Loaned............................................................      1,497
Receivables:
  Dividends and Interest....................................................................        137
  Investment Securities Sold................................................................         32
  Fund Shares Sold..........................................................................        572
Prepaid Expenses and Other Assets...........................................................          2
                                                                                              ---------
    Total Assets............................................................................     73,088
                                                                                              ---------

LIABILITIES:
Payable for Securities Loaned...............................................................      1,497
Payable for Investment Securities Purchased.................................................        344
Accrued Expenses and Other Liabilities......................................................         38
                                                                                              ---------
    Total Liabilities.......................................................................      1,879
                                                                                              ---------

NET ASSETS..................................................................................  $  71,209
                                                                                              ---------
                                                                                              ---------
Investments at Cost.........................................................................  $  62,405
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE PERIOD DECEMBER 14, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends............................................................................  $     367
    Interest.............................................................................         81
    Income From Securities Lending.......................................................          1
                                                                                           ---------
        Total Investment Income..........................................................        449
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................         44
    Accounting & Transfer Agent Fees.....................................................         19
    Custodian's Fee......................................................................          3
    Legal Fees...........................................................................         --
    Audit Fees...........................................................................          1
    Shareholders' Reports................................................................          2
    Trustees' Fees and Expenses..........................................................         --
    Other................................................................................         33
                                                                                           ---------
        Total Expenses...................................................................        102
                                                                                           ---------
    NET INVESTMENT INCOME................................................................        347
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................       (238)

Change in Unrealized Appreciation of Investment Securities...............................      8,443
                                                                                           ---------

NET GAIN ON INVESTMENT SECURITIES........................................................      8,205
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   8,552
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE PERIOD DECEMBER 14, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................................  $     347
    Net Realized Loss on Investment Securities...........................................       (238)
    Change in Unrealized Appreciation of Investment Securities...........................      8,443
                                                                                           ---------
        Net Increase in Net Assets Resulting from Operations.............................      8,552
                                                                                           ---------

Transactions in Interest:
    Contributions........................................................................     63,731
    Withdraws............................................................................     (1,074)
                                                                                           ---------
        Net Increase From Transactions in Interest.......................................     62,657
                                                                                           ---------
        Total Increase...................................................................     71,209

NET ASSETS
    Beginning of Period..................................................................         --
                                                                                           ---------
    End of Period........................................................................  $  71,209
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                        FOR THE PERIOD DECEMBER 14, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1999
                                  (UNAUDITED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Net Asset Value, Beginning of Period...................            N/A+
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................             --
                                                             ---------
  Total from Investment Operations.....................             --
                                                             ---------
LESS DISTRIBUTIONS
  Net Investment Income................................             --
  Net Realized Gains...................................             --
                                                             ---------
  Total Distributions..................................             --
                                                             ---------
Net Asset Value, End of Period.........................            N/A+
                                                             ---------
                                                             ---------
Total Return...........................................            N/A+

Net Assets, End of Period (thousands)..................      $  71,209
Ratio of Expenses to Average Net Assets................           0.45%*(a)
Ratio of Net Investment Income to Average Net Assets...           1.66%*(a)
Portfolio Turnover Rate................................           4.77%*

--------------

*   Annualized

+ Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the period ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the period ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...............................................  $  60,994
Sales...................................................        967

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   9,575
Gross Unrealized Depreciation............................     (1,132)
                                                           ---------
Net......................................................  $   8,443
                                                           ---------
                                                           ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series for the period ended May 31, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers and Barclays de Zoette Wedd which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1999, the market value of securities on loan to brokers was $1,417,176, the related collateral cash received was $1,497,300 and the value of collateral on overnight repurchase agreements was $1,506,472.